PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited)

Voya Short Term Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 41.8%
Basic Materials : 1.2%
389,000  Albemarle Corp.,
4.650%,
06/01/2027 $ 382,219
0.1
656,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 670,981
0.1
600,000
(1)
Constellium SE,
5.875%,
02/15/2026 596,982
0.1
641,000  Ecolab, Inc., 1.650%,
02/01/2027 589,079
0.1
678,000  Ecolab, Inc., 2.700%,
11/01/2026 649,360
0.1
417,000  EIDP, Inc., 4.500%,
05/15/2026 415,624
0.1
666,000
(2)
Freeport-McMoRan,
Inc., 4.550%,
11/14/2024 659,320
0.1
827,000
(1)
Georgia-Pacific LLC,
1.750%,
09/30/2025 782,917
0.1
625,000
(1)
Novelis Corp., 3.250%,
11/15/2026 588,790
0.1
252,000  Nucor Corp., 2.000%,
06/01/2025 242,144
0.1
65,000  Nutrien Ltd., 4.900%,
03/27/2028 65,643
0.0
1,098,000  Nutrien Ltd., 5.950%,
11/07/2025 1,117,669
0.2
6,760,728
1.2
Communications : 2.3%
906,000  Amazon.com, Inc.,
3.000%,
04/13/2025 887,271
0.2
602,000  Amazon.com, Inc.,
3.150%,
08/22/2027 578,310
0.1
513,000  AT&T, Inc., 1.700%,
03/25/2026 480,063
0.1
557,000  Bell Telephone Co.
of Canada or Bell
Canada US-3, 0.750%,
03/17/2024 551,340
0.1
575,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 571,530
0.1
529,000  Comcast Corp.,
4.550%,
01/15/2029 531,591
0.1
406,000  Comcast Corp.,
5.250%,
11/07/2025 410,553
0.1
444,000  Fox Corp., 3.050%,
04/07/2025 432,513
0.1
695,000  Fox Corp., 4.030%,
01/25/2024 694,168
0.1
581,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 566,046
0.1
83,000
(2)
Motorola Solutions, Inc.,
4.000%,
09/01/2024 82,142
0.0
1,497,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 1,381,599
0.2
349,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 363,626
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
671,000
(1)
NTT Finance Corp.,
0.583%,
03/01/2024 $ 665,636
0.1
423,000
(1)
NTT Finance Corp.,
4.142%,
07/26/2024 420,326
0.1
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,243,596
0.2
575,000
(1)
Telecom Italia SpA/
Milano, 5.303%,
05/30/2024 572,794
0.1
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 406,804
0.1
283,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 269,348
0.0
733,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 711,177
0.1
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 295,073
0.1
187,000
(1)
Univision
Communications, Inc.,
5.125%,
02/15/2025 186,464
0.0
649,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 603,395
0.1
12,905,365
2.3
Consumer, Cyclical : 4.1%
361,000
(1)
7-Eleven, Inc., 0.950%,
02/10/2026 333,792
0.1
600,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 587,093
0.1
18,006  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 16,810
0.0
432,000  American Honda
Finance Corp., GMTN,
5.800%,
10/03/2025 439,723
0.1
195,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 179,223
0.0
656,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 601,555
0.1
682,000
(1)(2)
BMW US Capital LLC,
3.250%,
04/01/2025 669,399
0.1
550,000
(1)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 551,911
0.1
1,035,000
(1)
Daimler Truck Finance
North America LLC,
3.500%,
04/07/2025 1,013,008
0.2
186,662  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 164,791
0.0
160,000  Delta Air Lines Pass
Through Trust 2019-1,
A, 3.404%,
10/25/2025 157,956
0.0
400,000  Ford Motor Credit
Co. LLC, 5.584%,
03/18/2024 399,510
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  Ford Motor Credit Co.
LLC, GMTN, 4.389%,
01/08/2026 $ 486,510
0.1
410,000  General Motors
Financial Co., Inc.,
3.800%,
04/07/2025 401,634
0.1
586,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 586,578
0.1
415,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 417,767
0.1
800,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 799,677
0.1
714,000  Home Depot, Inc.,
4.950%,
09/30/2026 724,399
0.1
874,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 825,254
0.2
561,000
(1)
Hyundai Capital
America, 1.300%,
01/08/2026 518,146
0.1
264,000
(1)
Hyundai Capital
America, 5.650%,
06/26/2026 265,864
0.0
262,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 266,576
0.1
493,000
(1)
Hyundai Capital
America, 6.250%,
11/03/2025 500,582
0.1
600,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 583,533
0.1
888,000  Lennar Corp., 4.500%,
04/30/2024 883,536
0.2
252,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 242,853
0.0
999,000
(1)
Mattel, Inc., 3.375%,
04/01/2026 950,918
0.2
493,000
(1)(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 502,881
0.1
600,000  MGM Resorts
International, 5.750%,
06/15/2025 598,059
0.1
169,707
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 170,312
0.0
1,112,000  Ross Stores, Inc.,
4.600%,
04/15/2025 1,104,324
0.2
600,000
(1)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 579,899
0.1
575,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 575,503
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
344,000  Toyota Motor Credit
Corp., 4.625%,
01/12/2028 $ 348,619
0.1
718,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 735,316
0.1
708,000  Toyota Motor Credit
Corp., 5.600%,
09/11/2025 719,826
0.1
545,000  TRI Pointe Group, Inc. /
TRI Pointe Homes, Inc.,
5.875%,
06/15/2024 545,624
0.1
53,053  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 53,774
0.0
89,044  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 89,083
0.0
500,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 513,429
0.1
409,000  Walmart, Inc., 3.950%,
09/09/2027 407,001
0.1
710,000  Walmart, Inc., 4.000%,
04/15/2026 706,429
0.1
864,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 828,179
0.2
575,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 568,845
0.1
22,615,701
4.1
Consumer, Non-cyclical : 5.6%
728,000  AbbVie, Inc., 2.600%,
11/21/2024 711,547
0.1
1,088,000  AbbVie, Inc., 3.200%,
05/14/2026 1,054,928
0.2
680,000  Amgen, Inc., 3.200%,
11/02/2027 650,016
0.1
1,044,000  Amgen, Inc., 5.250%,
03/02/2025 1,046,779
0.2
1,215,000  AstraZeneca PLC,
3.375%,
11/16/2025 1,188,773
0.2
695,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 698,363
0.1
403,000  Boston Scientific Corp.,
1.900%,
06/01/2025 385,836
0.1
645,000  Bristol-Myers
Squibb Co., 0.750%,
11/13/2025 602,157
0.1
760,000  Bunge Ltd. Finance
Corp., 1.630%,
08/17/2025 718,854
0.1
215,000
(1)
Cargill, Inc., 3.500%,
04/22/2025 211,443
0.0
263,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 256,042
0.0
888,000  Cigna Group, 1.250%,
03/15/2026 823,195
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
314,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 $ 305,874
0.1
1,247,000  CVS Health Corp.,
3.875%,
07/20/2025 1,225,829
0.2
1,398,000  Diageo Capital PLC,
1.375%,
09/29/2025 1,320,352
0.2
681,000  Diageo Capital PLC,
5.300%,
10/24/2027 702,566
0.1
629,000
(1)
Element Fleet
Management Corp.,
3.850%,
06/15/2025 611,804
0.1
315,000  Equifax, Inc., 2.600%,
12/15/2025 300,710
0.1
410,000  Estee Lauder Cos., Inc.,
4.375%,
05/15/2028 408,887
0.1
933,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 941,573
0.2
920,000  Global Payments, Inc.,
1.200%,
03/01/2026 845,599
0.2
575,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 572,010
0.1
999,000  HCA, Inc., 5.875%,
02/15/2026 1,007,914
0.2
600,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 569,912
0.1
1,348,000  Humana, Inc., 5.750%,
03/01/2028 1,401,502
0.3
259,000  Kenvue, Inc., 5.500%,
03/22/2025 261,314
0.1
766,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 762,379
0.1
715,000  PepsiCo, Inc., 3.600%,
02/18/2028 700,346
0.1
258,000  PepsiCo, Inc., 5.250%,
11/10/2025 261,951
0.1
600,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 580,513
0.1
1,360,000  Pfizer Investment
Enterprises Pte Ltd.,
4.450%,
05/19/2026 1,356,506
0.2
726,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 753,381
0.1
1,361,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,270,526
0.2
748,000  S&P Global, Inc.,
2.450%,
03/01/2027 705,746
0.1
1,151,000  S&P Global, Inc.,
2.700%,
03/01/2029 1,065,188
0.2
257,000  Stryker Corp., 4.850%,
12/08/2028 260,055
0.1
575,000  Tenet Healthcare Corp.,
6.250%,
02/01/2027 578,224
0.1
715,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 726,002
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,164,000
(1)
Triton Container
International Ltd.,
1.150%,
06/07/2024 $ 1,139,300
0.2
498,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 473,088
0.1
486,000  UnitedHealth Group,
Inc., 3.375%,
04/15/2027 470,852
0.1
659,000  Viatris, Inc., 1.650%,
06/22/2025 624,301
0.1
522,000  Zoetis, Inc., 5.400%,
11/14/2025 526,515
0.1
31,078,652
5.6
Energy : 2.1%
516,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 483,150
0.1
748,000  Canadian Natural
Resources Ltd.,
2.050%,
07/15/2025 712,998
0.1
550,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 550,555
0.1
550,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 553,955
0.1
550,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 547,184
0.1
600,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 587,019
0.1
243,000  Equinor ASA, 2.875%,
04/06/2025 237,264
0.0
575,000
(1)
Hess Midstream
Operations L.P.,
5.625%,
02/15/2026 571,297
0.1
590,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 543,002
0.1
916,000  Occidental Petroleum
Corp., 3.500%,
06/15/2025 892,592
0.2
1,252,000  ONEOK, Inc., 5.850%,
01/15/2026 1,271,202
0.2
385,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 385,223
0.1
551,000  Phillips 66, 3.850%,
04/09/2025 542,580
0.1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 600,868
0.1
1,252,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 1,239,365
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
263,000  Schlumberger
Investment SA, 4.500%,
05/15/2028 $ 265,773
0.0
550,000  Southwestern
Energy Co., 5.700%,
01/23/2025 548,153
0.1
333,000  TransCanada
PipeLines Ltd., 1.000%,
10/12/2024 321,286
0.1
889,000  Williams Cos., Inc.,
4.550%,
06/24/2024 884,393
0.2
11,737,859
2.1
Financial : 16.1%
653,000  Aflac, Inc., 1.125%,
03/15/2026 603,129
0.1
670,000  Ally Financial, Inc.,
3.875%,
05/21/2024 664,379
0.1
366,000  American Express Co.,
2.500%,
07/30/2024 359,691
0.1
298,000
(3)
American Express Co.,
4.990%,
05/01/2026 297,242
0.1
541,000
(3)
American Express Co.,
5.389%,
07/28/2027 547,356
0.1
438,000  American Tower Corp.,
3.650%,
03/15/2027 421,573
0.1
112,000  American Tower Corp.,
5.250%,
07/15/2028 113,865
0.0
850,000  Ameriprise Financial,
Inc., 3.000%,
04/02/2025 829,653
0.1
958,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 953,341
0.2
1,175,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 1,042,062
0.2
400,000  Banco Santander SA,
5.588%,
08/08/2028 408,281
0.1
1,406,000
(3)
Bank of America Corp.,
0.976%,
04/22/2025 1,383,747
0.2
1,422,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 1,303,293
0.2
38,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 35,820
0.0
123,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 117,537
0.0
422,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 412,665
0.1
1,165,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 1,172,954
0.2
1,281,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 1,206,364
0.2
684,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 657,454
0.1
239,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 221,191
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
271,000  Bank of America NA,
5.526%,
08/18/2026 $ 276,096
0.0
1,055,000  Bank of Montreal,
5.300%,
06/05/2026 1,065,864
0.2
229,000
(3)
Bank of New York
Mellon Corp., 4.414%,
07/24/2026 226,714
0.0
447,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 447,319
0.1
598,000  Bank of Nova Scotia,
0.700%,
04/15/2024 589,999
0.1
593,000  Bank of Nova Scotia,
1.450%,
01/10/2025 570,618
0.1
522,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 511,121
0.1
362,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 352,229
0.1
788,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 686,156
0.1
329,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 282,091
0.0
457,000
(1)
Blackstone Holdings
Finance Co. LLC,
5.900%,
11/03/2027 474,461
0.1
297,000  Brookfield Finance, Inc.,
4.000%,
04/01/2024 295,673
0.0
328,000
(1)(3)
CaixaBank SA, 6.684%,
09/13/2027 336,467
0.1
304,000  Camden Property Trust,
4.100%,
10/15/2028 296,021
0.1
315,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 283,505
0.0
598,000
(3)
Capital One Financial
Corp., 4.166%,
05/09/2025 593,624
0.1
535,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 533,813
0.1
419,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 430,031
0.1
526,000  Charles Schwab Corp.,
5.875%,
08/24/2026 539,675
0.1
615,000
(1)
CNO Global Funding,
1.650%,
01/06/2025 587,985
0.1
550,000
(1)(3)
Cooperatieve
Rabobank UA, 1.339%,
06/24/2026 518,802
0.1
507,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 488,004
0.1
651,000
(1)
Corebridge Global
Funding, 0.900%,
09/22/2025 604,657
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
121,000  Credit Suisse AG/
New York NY, 2.950%,
04/09/2025 $ 117,371
0.0
1,776,000  Credit Suisse AG/New
York NY, MTN, 3.625%,
09/09/2024 1,751,686
0.3
1,210,000  Crown Castle, Inc.,
1.350%,
07/15/2025 1,142,046
0.2
628,000
(1)(3)
Danske Bank A/S,
0.976%,
09/10/2025 607,508
0.1
338,000
(1)(3)
Danske Bank A/S,
3.773%,
03/28/2025 336,299
0.1
556,000
(1)(3)
Danske Bank A/S,
4.298%,
04/01/2028 539,223
0.1
947,000  Discover Financial
Services, 3.950%,
11/06/2024 931,407
0.2
561,000
(1)(3)
DNB Bank ASA,
2.968%,
03/28/2025 557,470
0.1
836,000
(1)(3)
DNB Bank ASA,
5.896%,
10/09/2026 844,463
0.1
703,000  Equinix, Inc., 1.250%,
07/15/2025 661,602
0.1
954,000  Federal Realty OP L.P.,
3.950%,
01/15/2024 953,017
0.2
1,654,000
(1)
Federation des Caisses
Desjardins du Quebec,
2.050%,
02/10/2025 1,596,163
0.3
597,000  Fifth Third Bank NA,
3.850%,
03/15/2026 574,410
0.1
600,000
(1)
GA Global Funding
Trust, 3.850%,
04/11/2025 588,347
0.1
354,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 328,306
0.1
285,000
(3)
Goldman Sachs
Group, Inc., 5.861%,
(SOFRRATE +
0.486%),
10/21/2024 284,680
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 318,330
0.1
667,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 612,054
0.1
1,000,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 952,349
0.2
407,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 396,950
0.1
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 714,296
0.1
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 315,547
0.1
1,487,000
(3)
JPMorgan Chase & Co.,
0.824%,
06/01/2025 1,455,604
0.3
519,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 506,961
0.1
593,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 537,503
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
519,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 $ 479,147
0.1
203,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 180,092
0.0
995,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 953,393
0.2
36,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 35,086
0.0
169,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 163,747
0.0
691,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 650,422
0.1
500,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 474,138
0.1
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 116,299
0.0
300,000
(3)
JPMorgan Chase & Co.,
5.299%,
07/24/2029 304,589
0.1
1,566,000
(3)
JPMorgan Chase & Co.,
5.546%,
12/15/2025 1,567,576
0.3
712,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 732,725
0.1
597,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 561,905
0.1
491,000
(3)
Lloyds Banking
Group PLC, 3.870%,
07/09/2025 486,458
0.1
707,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 719,874
0.1
1,047,000
(1)
LSEGA Financing PLC,
0.650%,
04/06/2024 1,032,140
0.2
806,000
(1)
LSEGA Financing PLC,
1.375%,
04/06/2026 743,727
0.1
681,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.953%,
07/19/2025 663,661
0.1
753,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 0.962%,
10/11/2025 726,160
0.1
400,000  Mitsubishi UFJ Financial
Group, Inc., 1.412%,
07/17/2025 377,562
0.1
720,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 658,195
0.1
316,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.788%,
07/18/2025 314,540
0.1
200,000
(3)
Mizuho Financial
Group, Inc., 2.555%,
09/13/2025 196,009
0.0
1,624,000
(3)
Morgan Stanley,
0.790%,
05/30/2025 1,588,073
0.3
715,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 659,068
0.1
311,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 298,898
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
574,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 $ 533,018
0.1
425,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 427,172
0.1
1,218,000
(3)
Morgan Stanley, GMTN,
0.791%,
01/22/2025 1,214,450
0.2
914,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 835,264
0.1
1,381,000
(3)
Morgan Stanley, MTN,
1.164%,
10/21/2025 1,329,390
0.2
154,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 151,479
0.0
447,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 428,161
0.1
1,167,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 1,174,361
0.2
533,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 532,823
0.1
374,000  National Australia Bank
Ltd./New York, 3.500%,
06/09/2025 367,968
0.1
487,000  National Bank of
Canada FXD, 0.750%,
08/06/2024 473,346
0.1
556,000
(1)
National Securities
Clearing Corp., 5.000%,
05/30/2028 566,865
0.1
600,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 587,150
0.1
532,000
(1)
Nationwide Building
Society, 1.500%,
10/13/2026 483,829
0.1
398,000
(3)
NatWest Group PLC,
4.269%,
03/22/2025 396,653
0.1
545,000  Navient Corp., 6.750%,
06/25/2025 551,837
0.1
403,000
(1)
Nordea Bank Abp,
0.625%,
05/24/2024 395,523
0.1
374,000
(1)
Nordea Bank Abp,
3.600%,
06/06/2025 366,854
0.1
551,000
(1)
Northwestern Mutual
Global Funding,
0.800%,
01/14/2026 509,867
0.1
893,000  Old Republic
International Corp.,
4.875%,
10/01/2024 886,484
0.2
600,000  OneMain Finance
Corp., 6.875%,
03/15/2025 607,851
0.1
219,000
(1)
Pacific Life Global
Funding II, 1.200%,
06/24/2025 207,786
0.0
394,000
(1)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 364,269
0.1
352,000  Prologis L.P., 4.875%,
06/15/2028 356,828
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
340,000  Public Storage
Operating Co., 5.125%,
01/15/2029 $ 351,206
0.1
457,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 418,274
0.1
592,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 571,418
0.1
722,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 730,099
0.1
727,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 740,908
0.1
562,000  Sixth Street Specialty
Lending, Inc., 3.875%,
11/01/2024 552,114
0.1
810,000
(1)(2)
Skandinaviska Enskilda
Banken AB, 0.650%,
09/09/2024 783,598
0.1
534,000
(1)
Skandinaviska Enskilda
Banken AB, 3.700%,
06/09/2025 525,040
0.1
744,000
(1)(3)
Societe Generale SA,
2.226%,
01/21/2026 714,957
0.1
284,000
(3)
State Street Corp.,
5.684%,
11/21/2029 293,820
0.0
888,000  Sumitomo Mitsui
Financial Group, Inc.,
1.474%,
07/08/2025 840,544
0.1
750,000  Sumitomo Mitsui
Financial Group, Inc.,
2.696%,
07/16/2024 739,217
0.1
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 238,326
0.0
535,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 0.800%,
09/16/2024 517,560
0.1
241,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 245,018
0.0
533,000
(1)(2)
Svenska
Handelsbanken AB,
3.650%,
06/10/2025 523,295
0.1
447,000
(1)
Swedbank AB, 3.356%,
04/04/2025 437,879
0.1
576,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 567,019
0.1
594,000  Toronto-Dominion
Bank, MTN, 0.700%,
09/10/2024 575,375
0.1
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 875,734
0.2
592,000  Toronto-Dominion Bank
FXD, FXD, 1.450%,
01/10/2025 570,838
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
370,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 $ 338,873
0.1
491,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 424,612
0.1
425,000
(3)
Truist Financial
Corp., MTN, 4.260%,
07/28/2026 416,497
0.1
515,000
(1)
UBS AG/London,
0.700%,
08/09/2024 500,972
0.1
321,000  UBS AG/London,
5.800%,
09/11/2025 324,817
0.1
1,249,000
(1)(3)
UBS Group AG,
2.193%,
06/05/2026 1,188,501
0.2
451,000
(1)(3)
UBS Group AG,
4.488%,
05/12/2026 444,459
0.1
539,000
(1)(3)
UBS Group AG,
4.490%,
08/05/2025 535,092
0.1
406,000
(3)
US Bancorp, 5.775%,
06/12/2029 417,393
0.1
999,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.500%,
02/15/2025 974,080
0.2
777,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
06/15/2025 763,694
0.1
222,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
5.625%,
05/01/2024 221,416
0.0
97,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 93,401
0.0
383,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 365,569
0.1
116,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 114,834
0.0
281,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 287,087
0.0
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 583,590
0.1
550,000
(1)
XHR L.P., 6.375%,
08/15/2025 549,095
0.1
90,155,047
16.1
Industrial : 2.6%
735,000  Avnet, Inc., 6.250%,
03/15/2028 761,937
0.1
600,000
(2)
Ball Corp., 4.875%,
03/15/2026 598,184
0.1
921,000  Boeing Co., 4.875%,
05/01/2025 917,161
0.2
570,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 570,419
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
575,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 $ 562,338
0.1
1,225,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 1,231,013
0.2
550,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 548,740
0.1
480,000
(1)
Graphic Packaging
International LLC,
0.821%,
04/15/2024 473,633
0.1
368,000  HEICO Corp., 5.250%,
08/01/2028 375,986
0.1
251,000
(2)
John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 235,983
0.0
178,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 182,599
0.0
271,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 276,756
0.1
396,000  Lockheed Martin Corp.,
5.100%,
11/15/2027 408,975
0.1
405,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 420,190
0.1
1,239,000  Raytheon Technologies
Corp., 3.950%,
08/16/2025 1,221,361
0.2
347,000  Raytheon Technologies
Corp., 5.000%,
02/27/2026 348,526
0.1
777,000  Republic Services, Inc.,
2.500%,
08/15/2024 762,565
0.1
600,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 578,550
0.1
707,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 716,835
0.1
550,000
(1)
Sealed Air Corp.,
5.500%,
09/15/2025 550,547
0.1
140,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 140,257
0.0
920,000  Teledyne Technologies,
Inc., 0.950%,
04/01/2024 909,608
0.2
575,000
(1)
TransDigm, Inc.,
6.250%,
03/15/2026 574,590
0.1
707,000
(1)
Veralto Corp., 5.500%,
09/18/2026 716,341
0.1
690,000  Waste Management,
Inc., 4.875%,
02/15/2029 706,559
0.1
14,789,653
2.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 3.4%
364,000  Analog Devices, Inc.,
2.950%,
04/01/2025 $ 356,440
0.1
252,000  Apple, Inc., 1.125%,
05/11/2025 240,495
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 707,185
0.1
999,000  CDW LLC / CDW
Finance Corp., 5.500%,
12/01/2024 996,716
0.2
89,000  Concentrix Corp.,
6.600%,
08/02/2028 91,629
0.0
1,101,000  Fidelity National
Information Services,
Inc., 0.600%,
03/01/2024 1,091,463
0.2
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 1,149,909
0.2
342,000  Fidelity National
Information Services,
Inc., 4.700%,
07/15/2027 342,208
0.1
1,044,000  Fiserv, Inc., 2.750%,
07/01/2024 1,028,702
0.2
685,000  Fiserv, Inc., 5.450%,
03/02/2028 705,964
0.1
1,059,000  HP, Inc., 2.200%,
06/17/2025 1,014,500
0.2
297,000  Intel Corp., 3.700%,
07/29/2025 292,394
0.0
659,000  Intel Corp., 3.750%,
08/05/2027 646,143
0.1
1,039,000
(2)
Intel Corp., 4.875%,
02/10/2026 1,046,977
0.2
651,000
(2)
International Business
Machines Corp.,
4.000%,
07/27/2025 644,122
0.1
702,000
(2)
International Business
Machines Corp.,
4.500%,
02/06/2026 700,517
0.1
427,000  International Business
Machines Corp.,
6.500%,
01/15/2028 457,841
0.1
1,060,000  Intuit, Inc., 5.250%,
09/15/2026 1,081,066
0.2
999,000  Microchip Technology,
Inc., 4.250%,
09/01/2025 984,390
0.2
1,008,000  NetApp, Inc., 1.875%,
06/22/2025 959,473
0.2
923,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.700%,
05/01/2025 890,524
0.2
643,000  Oracle Corp., 1.650%,
03/25/2026 599,991
0.1
313,000  Oracle Corp., 2.500%,
04/01/2025 302,747
0.1
633,000  Oracle Corp., 2.650%,
07/15/2026 600,473
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
682,000  Take-Two Interactive
Software, Inc., 3.550%,
04/14/2025 $ 667,845
0.1
780,000  VMware, Inc., 1.000%,
08/15/2024 757,847
0.1
421,000  VMware, Inc., 1.400%,
08/15/2026 385,209
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 280,729
0.0
19,023,499
3.4
Utilities : 4.4%
518,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 503,497
0.1
399,000  AES Corp., 1.375%,
01/15/2026 369,360
0.1
299,000
(1)
AES Corp., 3.300%,
07/15/2025 288,198
0.0
1,119,000  AES Corp., 5.450%,
06/01/2028 1,138,341
0.2
579,000  Alabama Power Co.,
3.750%,
09/01/2027 567,389
0.1
502,000  Ameren Corp., 5.700%,
12/01/2026 513,599
0.1
607,000  Ameren Illinois Co.,
3.800%,
05/15/2028 591,304
0.1
563,000  American Electric
Power Co., Inc.,
2.031%,
03/15/2024 558,454
0.1
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 646,010
0.1
286,000
(1)
Aquarion Co., 4.000%,
08/15/2024 283,009
0.0
169,000  Arizona Public
Service Co., 3.350%,
06/15/2024 167,114
0.0
551,000  Avangrid, Inc., 3.200%,
04/15/2025 535,683
0.1
403,000  Black Hills Corp.,
1.037%,
08/23/2024 391,281
0.1
315,000  Consumers Energy Co.,
4.900%,
02/15/2029 320,799
0.1
582,000
(3)
DTE Energy Co.,
4.220%,
11/01/2024 575,554
0.1
1,032,000
(1)
East Ohio Gas Co.,
1.300%,
06/15/2025 976,228
0.2
697,000
(1)
Enel Finance
International NV,
6.800%,
10/14/2025 714,911
0.1
927,000  Entergy Corp., 0.900%,
09/15/2025 862,438
0.2
438,000  Eversource Energy,
2.900%,
03/01/2027 414,892
0.1
713,000  Eversource Energy,
4.750%,
05/15/2026 709,568
0.1
306,000  Florida Power &
Light Co., 4.400%,
05/15/2028 306,748
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,238,000  Florida Power &
Light Co., 4.450%,
05/15/2026 $ 1,239,891
0.2
369,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 361,716
0.1
351,000  IPALCO Enterprises,
Inc., 3.700%,
09/01/2024 345,559
0.1
417,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.875%,
02/07/2025 402,775
0.1
359,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 368,568
0.1
392,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 402,246
0.1
516,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 474,841
0.1
446,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 396,075
0.1
464,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 463,467
0.1
257,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 259,571
0.0
621,000  NiSource, Inc., 0.950%,
08/15/2025 580,938
0.1
418,000
(1)
NRG Energy, Inc.,
3.750%,
06/15/2024 413,279
0.1
632,000  ONE Gas, Inc., 5.100%,
04/01/2029 644,912
0.1
617,459  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 594,771
0.1
200,000  Public Service Electric
and Gas Co. I, I,
3.750%,
03/15/2024 199,170
0.0
647,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 604,938
0.1
170,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 177,083
0.0
220,000  Sempra Energy,
5.400%,
08/01/2026 222,996
0.0
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,193,297
0.2
1,529,000  Southern Co. 21-A,
0.600%,
02/26/2024 1,516,939
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 $ 272,461
0.0
351,000
(1)
Trans-Allegheny
Interstate Line Co.,
3.850%,
06/01/2025 344,042
0.1
600,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 592,746
0.1
23,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 20,480
0.0
815,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 812,154
0.1
51,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 50,919
0.0
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 72,081
0.0
24,462,292
4.4
Total Corporate Bonds/
Notes
(Cost $234,700,061)
233,528,796
41.8
U.S. TREASURY OBLIGATIONS : 31.2%
United States Treasury Notes : 31.2%
73,152,000
2.125
%,
09/30/2024 71,654,407
12.8
404,200
3.750
%,
12/31/2028 402,400
0.1
32,892,000
4.250
%,
12/31/2025 32,888,145
5.9
67,074,100
4.250
%,
12/15/2026 67,739,601
12.1
86,100
4.375
%,
11/30/2028 88,118
0.0
1,377,000
4.875
%,
11/30/2025 1,391,362
0.3
174,164,033
31.2
Total U.S. Treasury
Obligations
(Cost $173,402,603)
174,164,033
31.2
ASSET-BACKED SECURITIES : 15.2%
Automobile Asset-Backed Securities : 4.2%
750,000  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 754,774
0.2
148,197  AmeriCredit Automobile
Receivables Trust
2020-1 C, 1.590%,
10/20/2025 147,067
0.0
636,262  AmeriCredit Automobile
Receivables Trust
2021-3 A3, 0.760%,
08/18/2026 621,577
0.1
700,000  AmeriCredit Automobile
Receivables Trust
2021-3 B, 1.170%,
08/18/2027 663,605
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
2,850,000  Carmax Auto Owner
Trust 2023-3 B,
5.470%,
02/15/2029 $ 2,866,110
0.5
150,000  CarMax Auto Owner
Trust 2021-2 B,
1.030%,
12/15/2026 140,775
0.0
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 280,427
0.1
664,745  Carvana Auto
Receivables Trust
2022-P1 A3, 3.350%,
02/10/2027 653,300
0.1
1,650,000
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,683,508
0.3
900,000  Ford Credit Auto Owner
Trust 2022-A B,
1.910%,
07/15/2027 846,746
0.2
450,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 449,935
0.1
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 403,396
0.1
550,000  GM Financial Consumer
Automobile Receivables
Trust 2023-1 A3,
4.660%,
02/16/2028 548,339
0.1
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 1,782,896
0.3
2,600,000
(1)
GM Financial Revolving
Receivables Trust
2021-1 A, 1.170%,
06/12/2034 2,357,015
0.4
1,050,000  Hyundai Auto
Receivables Trust
2021-C B, 1.490%,
12/15/2027 975,786
0.2
182,328
(1)
JPMorgan Chase Bank
NA - CACLN 2021-3 B,
0.760%,
02/26/2029 175,965
0.0
1,600,000  Nissan Auto Lease
Trust 2023-B A4,
5.610%,
11/15/2027 1,616,887
0.3
727,380
(1)
Oscar US Funding
XIII LLC 2021-2A A3,
0.860%,
09/10/2025 718,092
0.1
1,250,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,248,226
0.2
2,600,000  Santander Drive Auto
Receivables Trust
2023-3 B, 5.610%,
07/17/2028 2,614,050
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,800,000
(1)
Tesla Auto Lease Trust
2023-A A3, 5.890%,
06/22/2026 $ 1,808,167
0.3
23,356,643
4.2
Credit Card Asset-Backed Securities : 0.1%
800,000
(1)
CARDS II Trust
2021-1A A, 0.602%,
04/15/2027 788,282
0.1
Other Asset-Backed Securities : 9.4%
550,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 7.416%,
(TSFR3M + 2.000%),
04/20/2036 552,588
0.1
2,000,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.826%, (TSFR1M +
1.464%),
11/15/2036 1,991,228
0.3
400,000
(1)(3)
ARES XLVI CLO Ltd.
2017-46A A2, 6.885%,
(TSFR3M + 1.492%),
01/15/2030 398,522
0.1
1,900,000
(1)(3)
Ballyrock CLO 17
Ltd. 2021-17A A1B,
7.077%, (TSFR3M +
1.662%),
10/20/2034 1,891,638
0.3
500,000
(1)(3)
Barings Clo Ltd.
2019-4A A1, 6.985%,
(TSFR3M + 1.592%),
01/15/2033 500,868
0.1
250,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 7.007%,
(TSFR3M + 1.612%),
07/18/2029 249,436
0.0
2,000,000
(1)(3)
Benefit Street Partners
CLO XX Ltd. 2020-20A
AR, 6.825%, (TSFR3M
+ 1.432%),
07/15/2034 2,002,426
0.4
2,500,000
(1)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
A, 6.825%, (TSFR3M +
1.432%),
10/15/2034 2,503,095
0.4
4,000,000
(1)(3)
BRSP Ltd. 2021-FL1
B, 7.370%, (TSFR1M +
2.014%),
08/19/2038 3,794,197
0.7
450,000
(1)(3)
Carlyle US Clo Ltd.
2017-2A AJR, 7.077%,
(TSFR3M + 1.662%),
07/20/2031 448,504
0.1
800,000
(1)(3)
CARLYLE US CLO Ltd.
2021-4A A2, 7.077%,
(TSFR3M + 1.662%),
04/20/2034 795,387
0.1
250,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2, 7.405%,
(TSFR3M + 2.012%),
01/16/2033 250,435
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,618,577  CNH Equipment Trust
2021-B A3, 0.440%,
08/17/2026 $ 1,565,732
0.3
494,197  CNH Equipment Trust
2021-C A3, 0.810%,
12/15/2026 475,411
0.1
148,649
(1)(3)
Deer Creek Clo Ltd.
2017-1A A, 6.857%,
(TSFR3M + 1.442%),
10/20/2030 148,840
0.0
1,750,000
(1)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 1,780,142
0.3
316,607
(1)(3)
Dryden XXVIII Senior
Loan Fund 2013-
28A A1LR, 6.852%,
(TSFR3M + 1.462%),
08/15/2030 317,158
0.1
250,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.927%,
(TSFR3M + 1.512%),
01/20/2030 247,463
0.0
112,927
(1)(3)
Elevation CLO Ltd.
2014-2A A1R, 6.885%,
(TSFR3M + 1.492%),
10/15/2029 112,952
0.0
400,000
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.038%,
(SOFR30A + 1.700%),
04/20/2037 400,701
0.1
1,523,264  John Deere Owner
Trust 2021-B A3,
0.520%,
03/16/2026 1,482,389
0.3
450,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 431,156
0.1
1,682,724
(1)
Kubota Credit Owner
Trust 2021-2A A3,
0.560%,
11/17/2025 1,636,937
0.3
1,100,000
(1)
Kubota Credit Owner
Trust 2023-1A A3,
5.020%,
06/15/2027 1,106,066
0.2
1,474,994
(1)(3)
LCM 26 Ltd. 26A A1,
6.747%, (TSFR3M +
1.332%),
01/20/2031 1,476,773
0.3
2,750,000
(1)(3)
Magnetite XXVI
Ltd. 2020-26A A2R,
7.040%, (TSFR3M +
1.662%),
07/25/2034 2,731,344
0.5
500,000
(1)(3)
Marble Point CLO XIV
Ltd. 2018-2A A1R,
6.957%, (TSFR3M +
1.542%),
01/20/2032 500,353
0.1
1,575,000
(1)(3)
MF1 Ltd. 2021-FL6 C,
7.323%, (TSFR1M +
1.964%),
07/16/2036 1,518,774
0.3
1,000,000
(1)(3)
MF1 Ltd. 2022-FL8 A,
6.706%, (TSFR1M +
1.350%),
02/19/2037 988,016
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
340,000
(1)(3)
Neuberger Berman
Loan Advisers CLO
35 Ltd. 2019-35A A1,
6.998%, (TSFR3M +
1.602%),
01/19/2033 $ 340,482
0.1
1,550,000
(1)(3)
OCP CLO Ltd. 2020-
19A AR, 6.827%,
(TSFR3M + 1.412%),
10/20/2034 1,548,500
0.3
300,000
(1)(3)
Octagon 61 Ltd.
2023-2A A, 7.266%,
(TSFR3M + 1.850%),
04/20/2036 301,724
0.0
250,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 7.008%,
(TSFR3M + 1.612%),
07/19/2030 246,042
0.0
1,105,746
(1)(3)
Octagon Loan Funding
Ltd. 2014-1A ARR,
6.809%, (TSFR3M +
1.442%),
11/18/2031 1,107,212
0.2
3,700,000
(1)(3)
OHA Credit Partners
XIII Ltd. 2016-13A AR,
6.844%, (TSFR3M +
1.432%),
10/25/2034 3,704,540
0.7
3,000,000
(1)(3)
OHA Credit Partners
XVI 2021-16A A,
6.807%, (TSFR3M +
1.412%),
10/18/2034 3,005,109
0.5
500,000
(1)(3)
OHA Loan Funding Ltd.
2015-1A AR3, 6.808%,
(TSFR3M + 1.412%),
01/19/2037 500,613
0.1
333,728
(1)(3)
Palmer Square CLO
Ltd. 2015-2A A1R2,
6.777%, (TSFR3M +
1.362%),
07/20/2030 334,146
0.1
1,650,000
(1)(3)
Palmer Square CLO
Ltd. 2019-1A A1R,
6.789%, (TSFR3M +
1.412%),
11/14/2034 1,651,987
0.3
350,000
(1)
PFS Financing Corp.
2021-B A, 0.770%,
08/15/2026 339,178
0.1
600,000
(1)
PFS Financing Corp.
2022-D A, 4.270%,
08/15/2027 589,772
0.1
950,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 961,813
0.2
750,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A1, 7.057%,
(TSFR3M + 1.642%),
01/20/2033 750,976
0.1
500,000
(1)(3)
Rad CLO 7 Ltd.
2020-7A A1, 6.864%,
(TSFR3M + 1.462%),
04/17/2033 500,363
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
410,000
(1)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
6.658%, (TSFR3M +
1.280%),
04/25/2033 $ 402,322
0.1
500,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2019-1A AR,
6.837%, (TSFR3M +
1.422%),
07/20/2034 498,324
0.1
1,650,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 1,593,935
0.3
300,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A A, 6.755%,
(TSFR3M + 1.362%),
07/15/2034 299,964
0.0
1,250,000
(1)(3)
Wind River CLO Ltd.
2022-1A A, 6.946%,
(TSFR3M + 1.530%),
07/20/2035 1,248,459
0.2
52,223,992
9.4
Student Loan Asset-Backed Securities : 1.5%
2,093,589
(1)
Commonbond Student
Loan Trust-GS 2019-
AGS A1, 2.540%,
01/25/2047 1,856,463
0.3
8,306
(1)
Laurel Road Prime
Student Loan Trust
2018-B A2FX, 3.540%,
05/26/2043 8,253
0.0
161,896
(1)(3)
Navient Private
Education Loan Trust
2014-AA A3, 7.076%,
(TSFR1M + 1.714%),
10/15/2031 162,230
0.0
164,950
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 153,694
0.0
51,769
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 46,367
0.0
93,907
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 82,808
0.0
1,422,069
(1)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 1,226,849
0.2
339,258
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 289,278
0.1
2,916,027
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 2,917,091
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
250,110
(1)
Sofi Professional
Loan Program LLC
2018-A A2B, 2.950%,
02/25/2042 $ 243,604
0.1
389,765
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 328,278
0.1
1,522,403
(1)
SOFI PROFESSIONAL
LOAN PROGRAM
TRUST 2021-A AFX,
1.030%,
08/17/2043 1,293,988
0.2
8,608,903
1.5
Total Asset-Backed
Securities
(Cost $85,856,981)
84,977,820
15.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 7.5%
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
6.887%, (SOFR30A +
1.550%),
10/25/2041 999,964
0.2
69,645  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 64,307
0.0
9,617  Fannie Mae REMIC
Trust 2010-54 LC,
3.000%,
04/25/2040 9,409
0.0
289,336  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 281,469
0.1
583,334
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
5.802%, (SOFR30A +
0.464%),
08/25/2042 579,418
0.1
92,381  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 93,750
0.0
830,765
(3)
Freddie Mac REMIC
Trust 3049 XF,
5.803%, (SOFR30A +
0.464%),
05/15/2033 824,145
0.1
3,674,611
(3)
Freddie Mac REMIC
Trust 3114 PF,
5.853%, (SOFR30A +
0.514%),
02/15/2036 3,637,596
0.7
5,536,450
(3)
Freddie Mac REMIC
Trust 3136 FA,
6.003%, (SOFR30A +
0.664%),
04/15/2036 5,503,311
1.0
428,048
(3)
Freddie Mac REMIC
Trust 3255 FA,
5.733%, (SOFR30A +
0.394%),
12/15/2036 420,823
0.1
23,729
(3)
Freddie Mac REMIC
Trust 3747 FA,
5.953%, (SOFR30A +
0.614%),
10/15/2040 23,469
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
572,260
(3)
Freddie Mac REMIC
Trust 4879 DF,
5.853%, (SOFR30A +
0.514%),
08/15/2034 $ 565,980
0.1
182,657
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA5 M2, 7.937%,
(SOFR30A + 2.600%),
11/25/2050 186,050
0.0
1,239,948
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.587%,
(SOFR30A + 2.250%),
08/25/2033 1,238,187
0.2
1,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.737%,
(SOFR30A + 2.400%),
02/25/2042 1,520,468
0.3
4,958,633
(3)
Freddie Mac Strips
406 F43, 6.137%,
(SOFR30A + 0.800%),
10/25/2053 4,955,895
0.9
4,180,866
(3)
Freddie Mac Strips
406 F44, 6.337%,
(SOFR30A + 1.000%),
10/25/2053 4,200,030
0.8
704,678
(1)(3)
Freddie Mac Structured
Agency Credit Risk
Debt Notes 2021-DNA2
M2, 7.637%, (SOFR30A
+ 2.300%),
08/25/2033 711,912
0.1
205,613
(3)
Ginnie Mae 2010-H03
FA, 6.012%, (TSFR1M
+ 0.664%),
03/20/2060 204,961
0.0
20,626
(3)
Ginnie Mae 2010-H10
FC, 6.462%, (TSFR1M
+ 1.114%),
05/20/2060 20,674
0.0
1,499,413
(3)
Ginnie Mae 2010-H11
FA, 6.462%, (TSFR1M
+ 1.114%),
06/20/2060 1,503,321
0.3
164,667
(3)
Ginnie Mae 2011-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
01/20/2061 164,048
0.0
43,170
(3)
Ginnie Mae 2011-H05
FA, 5.937%, (TSFR1M
+ 0.614%),
12/20/2060 43,017
0.0
75,665
(3)
Ginnie Mae 2011-H05
FB, 5.937%, (TSFR1M
+ 0.614%),
12/20/2060 75,357
0.0
353,516
(3)
Ginnie Mae 2011-H06
FA, 5.887%, (TSFR1M
+ 0.564%),
02/20/2061 351,904
0.1
28,081
(3)
Ginnie Mae 2011-H07
FA, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 27,949
0.0
79,134
(3)
Ginnie Mae 2011-H08
FD, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 78,835
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
323,676
(3)
Ginnie Mae 2011-H08
FG, 5.917%, (TSFR1M
+ 0.594%),
03/20/2061 $ 322,534
0.1
339,147
(3)
Ginnie Mae 2011-H09
AF, 5.937%, (TSFR1M
+ 0.614%),
03/20/2061 337,862
0.1
87,783
(3)
Ginnie Mae 2012-H18
NA, 5.957%, (TSFR1M
+ 0.634%),
08/20/2062 87,350
0.0
526,515
(3)
Ginnie Mae 2012-H23
WA, 5.957%, (TSFR1M
+ 0.634%),
10/20/2062 524,473
0.1
281,745  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 262,804
0.0
161,433
(3)
Ginnie Mae 2014-53
JM, 6.988%,
04/20/2039 168,241
0.0
3,348,585
(3)
Ginnie Mae 2015-H32
FH, 6.097%, (TSFR1M
+ 0.774%),
12/20/2065 3,341,477
0.6
3,073,241
(3)
Ginnie Mae 2016-H16
FE, 6.105%, (TSFR12M
+ 1.095%),
06/20/2066 3,069,449
0.5
1,045,370
(3)
Ginnie Mae 2017-H06
FE, 5.987%, (TSFR1M
+ 0.664%),
02/20/2067 1,041,345
0.2
721,885
(3)
Ginnie Mae 2017-H07
FG, 5.897%, (TSFR1M
+ 0.574%),
02/20/2067 718,439
0.1
1,976,715  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 2,013,174
0.4
993,816
(1)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 797,536
0.1
1,155,853  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 1,098,209
0.2
Total Collateralized
Mortgage Obligations
(Cost $41,903,471)
42,069,142
7.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.4%
1,500,000
(1)(3)
AREIT LLC 2023-CRE8
A, 7.470%, (TSFR1M +
2.112%),
02/17/2028 1,501,715
0.3
604,500
(1)(3)
AREIT Trust 2019-
CRE3 C, 7.376%,
(TSFR1M + 2.014%),
09/14/2036 553,991
0.1
4,000,000
(1)(3)
BBCMS Mortgage Trust
2021-AGW E, 8.626%,
(TSFR1M + 3.264%),
06/15/2036 3,035,812
0.5
2,917,000
(1)(3)
BHMS 2018-ATLS C,
7.559%, (TSFR1M +
2.197%),
07/15/2035 2,848,185
0.5
291,180
(1)(3)
BX 2021-MFM1 B,
6.426%, (TSFR1M +
1.064%),
01/15/2034 286,501
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,550,000
(1)(3)
BX Trust 2021-ARIA
C, 7.122%, (TSFR1M +
1.760%),
10/15/2036 $ 1,500,318
0.3
1,000,000
(1)(3)
BX Trust 2021-LGCY
A, 5.982%, (TSFR1M +
0.620%),
10/15/2036 972,076
0.2
1,302,079
(1)(3)
BX Trust 2022-PSB A,
7.813%, (TSFR1M +
2.451%),
08/15/2039 1,307,149
0.2
1,300,000  COMM Mortgage
Trust 2015-CR26 A4,
3.630%,
10/10/2048 1,252,444
0.2
800,000
(1)(3)
CSWF 2021-SOP2 D,
7.793%, (TSFR1M +
2.431%),
06/15/2034 584,950
0.1
2,013,173  DBJPM Mortgage Trust
2017-C6 A3, 3.269%,
06/10/2050 1,963,696
0.4
4,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 4,132,889
0.7
1,068,789
(1)(3)
Extended Stay America
Trust 2021-ESH A,
6.556%, (TSFR1M +
1.194%),
07/15/2038 1,059,721
0.2
710,000
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 513,363
0.1
3,755  Ginnie Mae 2015-
183 AC, 2.350%,
07/16/2056 3,715
0.0
83  Ginnie Mae 2016-
110 AB, 2.000%,
05/16/2049 83
0.0
53,163  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 50,499
0.0
10,293  Ginnie Mae 2017-51
AB, 2.350%,
04/16/2057 10,072
0.0
520  Ginnie Mae 2017-69
AB, 2.350%,
05/16/2053 518
0.0
3,667  Ginnie Mae 2017-70 A,
2.500%,
10/16/2057 3,622
0.0
30,193  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 29,362
0.0
23,693  Ginnie Mae 2017-89 A,
2.500%,
08/16/2057 23,245
0.0
6,913  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 6,776
0.0
1,039,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2017-SLP
E, 4.591%,
10/10/2032 950,766
0.2
1,070,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2019-70P
C, 7.226%, (TSFR1M +
1.864%),
10/15/2036 997,445
0.2
190,000
(1)
GSCG Trust 2019-
600C A, 2.936%,
09/06/2034 136,247
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
330,000
(1)
Houston Galleria
Mall Trust 2015-
HGLR A1A2, 3.087%,
03/05/2037 $ 315,937
0.1
2,000,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.607%,
(TSFR1M + 2.245%),
10/15/2039 1,996,682
0.4
117,994
(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10 C, 4.073%,
12/15/2047 106,827
0.0
360,000
(1)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT CFX, 4.950%,
07/05/2033 280,454
0.0
100,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.861%,
12/05/2038 61,665
0.0
1,008,379
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
4.689%,
11/15/2045 845,923
0.2
820,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 C,
4.671%,
04/15/2047 776,501
0.1
2,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
6.657%, (TSFR1M +
1.295%),
05/15/2039 1,958,015
0.3
1,000,000
(1)(3)
LSTAR Commercial
Mortgage Trust 2016-4
F, 4.606%,
03/10/2049 505,049
0.1
2,239,253
(1)(3)
Med Trust 2021-MDLN
A, 6.426%, (TSFR1M +
1.064%),
11/15/2038 2,198,285
0.4
169,763  Morgan Stanley Capital
I Trust 2017-H1 A2,
3.089%,
06/15/2050 167,235
0.0
1,200,000
(1)(3)
PFP Ltd. 2023-10 A,
7.723%, (TSFR1M +
2.365%),
09/16/2038 1,202,756
0.2
2,000,000
(1)(3)
SMRT 2022-MINI F,
8.712%, (TSFR1M +
3.350%),
01/15/2039 1,845,247
0.3
1,900,000
(1)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 1,934,166
0.3
1,085,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 1,035,765
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 $ 2,549,864
0.5
Total Commercial
Mortgage-Backed
Securities
(Cost $43,471,282)
41,505,531
7.4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Federal Home Loan Mortgage Corporation : 0.0%
(5)
11,077
5.500
%,
01/01/2037 11,428
0.0
17,386
5.500
%,
08/01/2038 17,892
0.0
5,252
5.500
%,
10/01/2038 5,405
0.0
109,175
5.500
%,
11/01/2038 112,632
0.0
93,871
5.500
%,
02/01/2039 96,479
0.0
243,836
0.0
Uniform Mortgage-Backed Securities : 0.0%
1,271
5.000
%,
03/01/2027 1,279
0.0
80,385
5.000
%,
05/01/2042 81,716
0.0
82,995
0.0
Total U.S. Government
Agency Obligations
(Cost $338,069)
326,831
0.0
Total Long-Term
Investments
(Cost $579,672,467)
576,572,153
103.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.6%
Commercial Paper : 4.1%
11,000,000  CVS Caremark,
10.950
%,
01/02/2024 10,993,405
2.0
11,000,000  Dominion Energy, Inc.,
10.970
%,
01/02/2024 10,993,393
2.0
500,000  Duke Energy Co.,
9.180
%,
01/03/2024 499,623
0.1
Total Commercial Paper
(Cost $22,496,537)
22,486,421
4.1
Repurchase Agreements : 0.9%
1,242,646
(6)
BNP Paribas
S.A., Repurchase
Agreement dated
12/29/2023, 5.350%,
due 01/02/2024
(Repurchase
Amount $1,243,375,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,267,499, due
08/15/27-10/20/53)
1,242,646
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
228,772
(6)
Daiwa Capital
Markets, Repurchase
Agreement dated
12/29/2023, 5.350%,
due 01/02/2024
(Repurchase Amount
$228,906, collateralized
by various U.S.
Government Securities,
0.000%-5.375%, Market
Value plus accrued
interest $233,348, due
01/25/24-11/15/51)
$ 228,772
0.1
1,242,646
(6)
HSBC Securities
USA, Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,243,373,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,267,499, due
12/01/29-12/01/53)
1,242,646
0.2
1,242,646
(6)
Nomura Securities,
Repurchase
Agreement dated
12/29/2023, 5.340%,
due 01/02/2024
(Repurchase
Amount $1,243,373,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
6.000%, Market Value
plus accrued interest
$1,267,761, due
03/08/27-01/01/59)
1,242,646
0.2
1,242,646
(6)
TD Securities (USA)
LLC, Repurchase
Agreement dated
12/29/2023, 5.350%,
due 01/02/2024
(Repurchase
Amount $1,243,375,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-7.000%, Market
Value plus accrued
interest $1,267,499, due
07/01/37-01/01/54)
1,242,646
0.2
Total Repurchase
Agreements
(Cost $5,199,356)
5,199,356
0.9

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.6%
14,632,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $14,632,000) $ 14,632,000 2.6
Total Short-Term
Investments
(Cost $42,327,893)
$ 42,317,777
7.6
Total Investments in
Securities
(Cost $622,000,360) $ 618,889,930 110.7
Liabilities in Excess of
Other Assets
(59,943,251) (10.7)
Net Assets $ 558,946,679 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2023.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of December 31, 2023.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2023 (Unaudited) (continued)

Voya Short Term Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 233,528,796 $ — $ 233,528,796
U.S. Treasury Obligations — 174,164,033 — 174,164,033
Asset-Backed Securities — 84,977,820 — 84,977,820
Collateralized Mortgage Obligations — 42,069,142 — 42,069,142
Commercial Mortgage-Backed Securities — 41,505,531 — 41,505,531
U.S. Government Agency Obligations — 326,831 — 326,831
Short-Term Investments 14,632,000 27,685,777 — 42,317,777
Total Investments, at fair value $ 14,632,000 $ 604,257,930 $ — $ 618,889,930
Other Financial Instruments+
Futures 1,978,232 — — 1,978,232
Total Assets $ 16,610,232 $ 604,257,930 $ — $ 620,868,162
Liabilities Table
Other Financial Instruments+
Futures $ (923,660) $ — $ — $ (923,660)
Total Liabilities $ (923,660) $ — $ — $ (923,660)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2023, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 907 03/28/24 $ 186,764,055 $ 1,978,232
$ 186,764,055 $ 1,978,232
Short Contracts:
U.S. Treasury 5-Year Note (410) 03/28/24 (44,597,109) (652,016)
U.S. Treasury 10-Year Note (21) 03/19/24 (2,370,703) (86,340)
U.S. Treasury Long Bond (11) 03/19/24 (1,374,313) (110,426)
U.S. Treasury Ultra 10-Year Note (13) 03/19/24 (1,534,203) (74,878)
$ (49,876,328) $ (923,660)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,658,636
Gross Unrealized Depreciation (6,769,066)
Net Unrealized Depreciation $ (3,110,430)